Prospectus supplement	February 15, 2013

Putnam VT Absolute Return 500 Fund	Prospectuses dated April 30, 2012
Putnam VT Global Asset Allocation Fund	Prospectuses dated April 30, 2012

The sub-section Your fund's management in the section Fund summary or Fund summaries is deleted in its entirety and replaced with the following disclosure:

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2011

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2011

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2012

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2011

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2011

The table containing biographical information of the portfolio managers of Putnam VT Absolute Return 500 Fund and Putnam VT Global Asset Allocation Fund in the sub-section Portfolio managers in the section Who oversees and manages the funds? or Who oversees and manages the fund? is deleted in its entirety and replaced with the following disclosure:

Portfolio managers	Joined fund	Employer	Positions over past five years

James Fetch	2011	Putnam	Co-Head of Global Asset
		Management	Allocation. Previously,
		1994 – Present	Portfolio Manager, Investment
			Strategist and Analyst.

Robert Kea	2011	Putnam	Co-Head of Global Asset
		Management	Allocation. Previously,
		1989 – Present	Portfolio Manager.

Joshua Kutin	2012	Putnam	Portfolio Manager
		Management
		1998 – Present

Robert Schoen	2011	Putnam	Co-Head of Global Asset
		Management	Allocation. Previously,
		1997 – Present	Portfolio Manager.

Jason Vaillancourt	2011	Putnam	Co-Head of Global Asset
		Management	Allocation. Previously,
		1999 – Present	Portfolio Manager, Investment
			Strategist

PUTNAM INVESTMENTS	279946 2/13

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